Employee Benefits Expenses (Details) - Schedule of allocation of employee benefits expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of allocation of employee benefits expenses [Abstract]
Cost of sales, note 20	S/ 89,805	S/ 101,185	S/ 84,190
Administrative expenses, note 21	76,291	84,359	84,660
Selling and distribution expenses, note 22	26,283	26,818	21,707
Total employee benefits expenses	S/ 192,379	S/ 212,362	S/ 190,557